Financial Assets at Fair Value Through Other Comprehensive Income - Schedule of Changes in Fair Value and Corresponding Allowance for ECL (Details) - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Fair value [Member]
Schedule of Changes in Fair Value and Corresponding Allowance for ECL [Line Items]
Financial assets at beginning of period		$ 2,088,345	$ 3,786,525
Net change on Balance	[1]	1,454,573	(1,694,790)
Change in fair value		6,053	(3,390)
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Impact of net re-measurement of year-end ECL
Amounts written off
Foreign exchange adjustments
Financial assets at end of period		3,548,971	2,088,345
ECL [Member]
Schedule of Changes in Fair Value and Corresponding Allowance for ECL [Line Items]
Financial assets at beginning of period		4,226	5,500
Net change on Balance	[1]	2,753	(1,274)
Change in fair value
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Impact of net re-measurement of year-end ECL
Amounts written off
Foreign exchange adjustments
Financial assets at end of period		6,979	4,226
Stage 1 Individual [Member] | Fair value [Member]
Schedule of Changes in Fair Value and Corresponding Allowance for ECL [Line Items]
Financial assets at beginning of period		2,088,345	3,786,525
Net change on Balance	[1]	1,454,573	(1,694,790)
Change in fair value		6,053	(3,390)
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Impact of net re-measurement of year-end ECL
Amounts written off
Foreign exchange adjustments
Financial assets at end of period		3,548,971	2,088,345
Stage 1 Individual [Member] | ECL [Member]
Schedule of Changes in Fair Value and Corresponding Allowance for ECL [Line Items]
Financial assets at beginning of period		4,226	5,500
Net change on Balance	[1]	2,753	(1,274)
Change in fair value
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Impact of net re-measurement of year-end ECL
Amounts written off
Foreign exchange adjustments
Financial assets at end of period		6,979	4,226
Stage 2 Individual [Member] | Fair value [Member]
Schedule of Changes in Fair Value and Corresponding Allowance for ECL [Line Items]
Financial assets at beginning of period
Net change on Balance	[1]
Change in fair value
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Impact of net re-measurement of year-end ECL
Amounts written off
Foreign exchange adjustments
Financial assets at end of period
Stage 2 Individual [Member] | ECL [Member]
Schedule of Changes in Fair Value and Corresponding Allowance for ECL [Line Items]
Financial assets at beginning of period
Net change on Balance	[1]
Change in fair value
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Impact of net re-measurement of year-end ECL
Amounts written off
Foreign exchange adjustments
Financial assets at end of period
Stage 3 Individual [Member] | Fair value [Member]
Schedule of Changes in Fair Value and Corresponding Allowance for ECL [Line Items]
Financial assets at beginning of period
Net change on Balance	[1]
Change in fair value
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Impact of net re-measurement of year-end ECL
Amounts written off
Foreign exchange adjustments
Financial assets at end of period
Stage 3 Individual [Member] | ECL [Member]
Schedule of Changes in Fair Value and Corresponding Allowance for ECL [Line Items]
Financial assets at beginning of period
Net change on Balance	[1]
Change in fair value
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Impact of net re-measurement of year-end ECL
Amounts written off
Foreign exchange adjustments
Financial assets at end of period

[1]	Net change between assets purchased and assets derecognized.
[2]	Represents the change in the year-end ECLs of exposures that were transferred from one stage to another during the year.